ASSET ACQUISITION, Allocation of Purchase Price (Details) - CAD ($)	7 Months Ended
	Dec. 31, 2022	Jun. 01, 2022	Dec. 31, 2021
Net assets acquired [Abstract]
Purchase obligation	$ 1,616,704		$ 660,972
Delta [Member]
Purchase price consideration [Abstract]
Consideration - cash		$ 868,129
Consideration - shares		269,467
Fair value of consideration		1,137,596
Net assets acquired [Abstract]
Vehicles		452,343
Customer contract		685,253
Total net assets acquired and liabilities assumed		$ 1,137,596
Revenue	1,141,965
Purchase obligation	$ 912,416